Taxation (Tables)	12 Months Ended
Jun. 30, 2024
Taxation [Abstract]
Schedule of Income Tax Benefit (Expense)	The income tax provision consists of the following components:
	For the years ended
	June 30,
	2024	2023	2022
	USD	USD	USD
Current income tax expenses	(71,862)	(239,996)	-
Deferred income tax benefit	123,328	211,230	130,255
Total income tax benefit/(expense)	51,466	(28,766)	130,255

Schedule of Provision for Income Taxes and the Provision at the PRC	A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:
	For the years ended
	June 30,
	2024	2023	2022
	USD	USD	USD
Income/(Loss) before income tax expenses	589,019	308,331	(2,022,836)
Computed income tax expense with statutory tax rate	(147,255)	(77,083)	505,709
Tax effect of non-deductible items	(10,674)	(711)	(1,835)
Changes in valuation allowance	-	(3)	(18,779)
Write-off of net operating losses carried forward	(72,665)	-	-
Effect of preferential tax rate	282,060	49,031	(354,840)
Income tax benefit/(expense)	51,466	(28,766)	130,255

Schedule of Deferred Tax Assets	As of June 30, 2024 and 2023, the significant components of the deferred tax liabilities are summarized below:
	As of June 30,
	2024	2023
Deferred tax assets:
Net operating loss carried forward	502,037	379,456
Allowance for doubtful accounts	928	1,735
Total deferred tax assets	502,965	381,191

Schedule of Net Operating Loss Carryforwards	As of June 30, 2024, net operating loss carryforwards will expire, if unused, in the following amounts:
2026	55,107
2027	851,328
2028	1,697,478
2029	1,154,846
2030	631,506
Total	4,390,265